Document and Entity Information	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	CATCHMARK TIMBER TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36239
Entity Tax Identification Number	20-3536671
Entity Address, Address Line One	5 Concourse Parkway
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30328
Local Phone Number	858-9794
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 Par Value Per Share
Trading Symbol	CTT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001341141
Amendment Flag	false
Entity Address, Address Line Two	Suite 2650
Entity Address, State or Province	GA
City Area Code	855